Other expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other expense
Gain (loss) on disposal of assets (Note 9)	$ 3,288	$ (177)
Restructuring charges		(2,323)
Loss on termination of purchase agreement		(1,319)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(23,659)
Gain on non-substantial debt modification (Note 11)	2,269
Other income	1,419	562
Total other expense, net	$ (16,683)	$ (3,257)